Capital leases: (Tables)	12 Months Ended
Dec. 31, 2018
Capital leases:
Schedule of minimum lease payments under capital leases together with present value of net minimum lease payments

The minimum lease payments under the capital leases together with the present value of the net minimum lease payments as of December 31, 2018 are as follows:

(dollars in
Year Ending December 31,	thousands)
2019	$14,949
2020	14,949
2021	14,949
2022	7,474
2023	22,424
2024-2031	70,483

Total minimum lease payments	$145,228

Less: Amount representing interest	(58,036)

Present value of net minimum lease payments	$87,192

Less: Current portion	(5,462)

Long-term balance	$81,730